Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	R$ 1,123,620	R$ 589,553	R$ 305,614
Additions		369,288
Disposals		(4,221)
Acquisition of Subsidiary		18,530
Amortization		99,658
Cost
Reconciliation of changes in goodwill [abstract]
Cost	749,109
Intangible assets and goodwill	1,654,770	905,661	522,064
Additions	720,653
Disposals	(26,220)
Acquisition of Subsidiary	54,675
Amortization	(215,043)
Accumulated impairment [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(531,150)	(316,108)	(216,450)
Disposals	2,667
Acquisition of Subsidiary	(38,057)
Amortization	179,652
Expenditures related to software and technology
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	817,742	485,939	250,353
Additions		326,771
Disposals		(2,724)
Acquisition of Subsidiary		1,641
Amortization		90,102
Expenditures related to software and technology | Cost
Reconciliation of changes in goodwill [abstract]
Cost	531,091
Intangible assets and goodwill	1,319,061	787,970	462,282
Additions	485,608
Disposals	(6,308)
Acquisition of Subsidiary	51,791
Amortization	(199,289)
Expenditures related to software and technology | Accumulated impairment [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(501,319)	(302,031)	(211,929)
Disposals	2,667
Acquisition of Subsidiary	(37,636)
Amortization	164,319
Software licenses
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	74,196	44,755	13,154
Additions		42,517
Disposals		(1,497)
Acquisition of Subsidiary		0
Amortization		9,419
Software licenses | Cost
Reconciliation of changes in goodwill [abstract]
Cost	45,010
Intangible assets and goodwill	103,257	58,247	17,227
Additions	42,138
Disposals	0
Acquisition of Subsidiary	2,871
Amortization	(15,569)
Software licenses | Accumulated impairment [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(29,060)	(13,492)	(4,073)
Disposals	0
Acquisition of Subsidiary	(416)
Amortization	15,153
Goodwill
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	169,667	54,858	40,574
Additions		0
Disposals		0
Acquisition of Subsidiary		14,284
Amortization		0
Goodwill | Cost
Reconciliation of changes in goodwill [abstract]
Cost	114,809
Intangible assets and goodwill	169,667	54,858	40,574
Additions	134,274
Disposals	(19,465)
Acquisition of Subsidiary	0
Amortization	0
Goodwill | Accumulated impairment [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	0	0	0
Disposals	0
Acquisition of Subsidiary	0
Amortization	0
Other
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	62,014	4,001	1,533
Additions		0
Disposals		0
Acquisition of Subsidiary		2,605
Amortization		137
Other | Cost
Reconciliation of changes in goodwill [abstract]
Cost	58,198
Intangible assets and goodwill	62,784	4,586	1,981
Additions	58,633
Disposals	(447)
Acquisition of Subsidiary	13
Amortization	(186)
Other | Accumulated impairment [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(771)	R$ (585)	R$ (448)
Disposals	0
Acquisition of Subsidiary	(5)
Amortization	R$ 180